Schedule of Investments
(unaudited)
June 30, 2026
iShares
®
Core S&P 500 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.3%
Axon Enterprise, Inc.
(a)
................. 1,112,431 $ 623,639,943
Boeing Co. (The)
(a)
.................... 10,877,419 2,354,634,891
GE Aerospace ....................... 14,396,284 5,380,323,219
General Dynamics Corp. ................ 3,503,117 1,240,944,166
Honeywell Aerospace, Inc.
(a)
............. 4,380,546 968,450,999
Howmet Aerospace, Inc. ................ 5,521,655 1,484,552,163
Huntington Ingalls Industries, Inc. .......... 543,546 152,133,090
L3Harris Technologies, Inc. .............. 2,570,266 746,893,597
Lockheed Martin Corp. ................. 2,799,597 1,426,282,688
Northrop Grumman Corp. ............... 1,842,865 938,589,573
RTX Corp. ......................... 18,583,085 3,525,768,717
Textron, Inc. ........................ 2,399,374 220,094,577
TransDigm Group, Inc. ................. 772,517 1,029,023,545
20,091,331,168
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. ............ 1,627,204 306,467,601
Expeditors International of Washington, Inc. ... 1,804,741 294,136,688
FedEx Corp. ........................ 3,029,685 948,685,264
United Parcel Service, Inc. , Class B ........ 10,302,081 1,107,473,708
2,656,763,261
Automobile Components — 0.0%
Aptiv plc
(a) (b)
......................... 2,920,131 179,237,641
Automobiles — 2.0%
Ford Motor Co. ...................... 54,006,819 750,694,784
General Motors Co. ................... 12,441,856 959,018,260
Tesla, Inc.
(a)
......................... 38,847,526 16,339,269,436
18,048,982,480
Banks — 3.4%
Bank of America Corp. ................. 90,091,285 5,133,401,419
Citigroup, Inc. ....................... 23,534,572 3,293,898,697
Citizens Financial Group, Inc. ............ 5,835,589 408,899,721
Fifth Third Bancorp ................... 12,506,401 704,985,824
Huntington Bancshares, Inc. ............. 27,971,800 495,940,014
JPMorgan Chase & Co. ................ 36,975,062 12,103,047,045
KeyCorp ........................... 12,717,417 293,136,462
M&T Bank Corp. ..................... 2,020,609 480,925,148
PNC Financial Services Group, Inc. (The) .... 5,540,578 1,364,201,115
Regions Financial Corp. ................ 11,775,668 355,625,174
Truist Financial Corp. .................. 17,191,526 856,481,825
US Bancorp ........................ 21,419,648 1,293,746,739
Wells Fargo & Co. .................... 42,227,621 3,489,690,600
30,273,979,783
Beverages — 1.0%
Brown-Forman Corp. , Class B, NVS ........ 2,323,277 61,915,332
Coca-Cola Co. (The) .................. 53,432,945 4,342,495,440
Constellation Brands, Inc. , Class A ......... 1,924,310 267,652,278
Keurig Dr Pepper, Inc. ................. 18,774,467 614,488,305
Molson Coors Beverage Co. , Class B ....... 2,213,430 86,235,233
Monster Beverage Corp.
(a)
............... 9,851,695 946,944,923
PepsiCo, Inc. ....................... 18,859,285 2,553,547,189
8,873,278,700
Biotechnology — 1.6%
AbbVie, Inc. ........................ 24,379,875 6,134,951,745
Amgen, Inc. ........................ 7,446,104 2,696,383,180
Biogen, Inc.
(a)
....................... 2,037,491 440,220,305
Gilead Sciences, Inc. .................. 17,132,778 2,164,555,173
Incyte Corp.
(a) (b)
...................... 2,317,160 262,673,258
Moderna, Inc.
(a) (b)
..................... 4,872,568 341,225,937
Regeneron Pharmaceuticals, Inc. .......... 1,378,701 859,675,222
Security
Shares
Shares Value
Biotechnology (continued)
Vertex Pharmaceuticals, Inc.
(a)
............ 3,502,902 $ 1,739,996,510
14,639,681,330
Broadline Retail — 3.7%
Amazon.com, Inc.
(a)
................... 135,077,249 32,194,311,527
eBay, Inc. .......................... 6,126,606 684,648,221
32,878,959,748
Building Products — 0.5%
A O Smith Corp. ..................... 1,544,882 96,894,999
Allegion plc ......................... 1,185,893 166,606,108
Builders FirstSource, Inc.
(a) (b)
............. 1,484,888 132,867,778
Carrier Global Corp. ................... 10,773,697 790,250,675
Johnson Controls International plc ......... 8,419,453 1,230,166,278
Lennox International, Inc. ............... 436,409 250,040,537
Masco Corp. ........................ 2,783,344 226,480,701
Trane Technologies plc ................. 3,049,627 1,497,854,797
4,391,161,873
Capital Markets — 3.0%
Ameriprise Financial, Inc. ............... 1,242,620 570,064,351
Ares Management Corp. , Class A .......... 2,911,118 324,036,545
Bank of New York Mellon Corp. (The) ....... 9,471,336 1,369,649,899
BlackRock, Inc.
(c)
..................... 1,992,237 1,915,655,410
Blackstone, Inc. , Class A ................ 10,251,212 1,206,260,116
CBOE Global Markets, Inc. .............. 1,413,422 342,995,117
Charles Schwab Corp. (The) ............. 22,557,965 2,081,423,430
CME Group, Inc. , Class A ............... 5,000,652 1,104,293,981
Coinbase Global, Inc. , Class A
(a) (b)
.......... 3,068,845 448,634,450
FactSet Research Systems, Inc.
(b)
......... 502,460 115,605,997
Franklin Resources, Inc. ................ 4,230,261 140,740,783
Goldman Sachs Group, Inc. (The) ......... 4,070,105 4,116,382,094
Interactive Brokers Group, Inc. , Class A ...... 6,147,278 535,059,077
Intercontinental Exchange, Inc. ........... 7,803,862 960,733,451
Invesco Ltd. ........................ 6,117,482 161,440,350
KKR & Co., Inc. ...................... 9,540,245 875,603,686
Moody's Corp. ....................... 2,072,712 938,772,719
Morgan Stanley ...................... 16,541,579 3,457,851,674
MSCI, Inc. , Class A ................... 1,004,116 562,345,125
Nasdaq, Inc. ........................ 6,165,475 485,962,739
Northern Trust Corp. ................... 2,554,068 443,999,181
Raymond James Financial, Inc. ........... 2,393,623 363,902,505
Robinhood Markets, Inc. , Class A
(a) (b)
........ 10,917,658 1,094,822,744
S&P Global, Inc. ..................... 4,183,495 1,703,770,174
State Street Corp. .................... 3,819,263 647,747,005
T. Rowe Price Group, Inc. ............... 2,957,294 336,214,755
26,303,967,358
Chemicals — 1.0%
Air Products & Chemicals, Inc. ............ 3,072,142 900,690,592
Albemarle Corp. ..................... 1,628,009 219,830,055
CF Industries Holdings, Inc. .............. 2,119,493 229,456,312
Corteva, Inc. ........................ 9,229,332 781,632,127
Dow, Inc. .......................... 9,933,512 271,780,888
DuPont de Nemours, Inc. ............... 1,882,569 255,351,704
Ecolab, Inc. ........................ 3,494,861 973,703,223
International Flavors & Fragrances, Inc. ...... 3,522,344 279,040,092
Linde plc .......................... 6,380,249 3,310,966,416
LyondellBasell Industries NV , Class A ....... 3,567,613 187,834,825
Mosaic Co. (The) ..................... 4,399,120 93,217,353
PPG Industries, Inc. ................... 3,076,395 373,135,950
Sherwin-Williams Co. (The) .............. 3,164,620 1,089,641,958
8,966,281,495
Commercial Services & Supplies — 0.4%
Cintas Corp. ........................ 4,693,115 798,204,999
Copart, Inc.
(a)
....................... 12,229,003 344,735,595

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Core S&P 500 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Republic Services, Inc. , Class A ........... 2,759,189 $ 587,927,992
Rollins, Inc. ......................... 4,066,282 169,726,611
Veralto Corp. ........................ 3,389,343 300,566,937
Waste Management, Inc. ................ 5,098,366 1,136,323,814
3,337,485,948
Communications Equipment — 1.3%
Arista Networks, Inc.
(a) (b)
................ 14,247,770 2,420,411,168
Ciena Corp.
(a) (b)
...................... 1,950,586 956,879,468
Cisco Systems, Inc. ................... 54,504,360 6,402,082,126
F5, Inc.
(a)
.......................... 778,812 323,954,639
Lumentum Holdings, Inc.
(a) (b)
............. 1,073,242 920,906,030
Motorola Solutions, Inc. ................ 2,289,878 950,963,435
11,975,196,866
Construction & Engineering — 0.3%
Comfort Systems USA, Inc. .............. 484,345 959,947,573
EMCOR Group, Inc. ................... 613,462 509,099,844
Quanta Services, Inc. .................. 2,070,349 1,490,734,094
2,959,781,511
Construction Materials — 0.2%
CRH plc ........................... 9,219,874 986,526,518
Martin Marietta Materials, Inc.
(b)
........... 828,707 477,915,327
Vulcan Materials Co. .................. 1,789,884 528,033,679
1,992,475,524
Consumer Finance — 0.5%
American Express Co. ................. 7,343,479 2,483,931,772
Capital One Financial Corp. .............. 8,587,372 1,722,798,571
Synchrony Financial ................... 4,642,221 353,040,907
4,559,771,250
Consumer Staples Distribution & Retail — 1.7%
Casey's General Stores, Inc. ............. 509,313 404,796,879
Costco Wholesale Corp. ................ 6,122,103 5,727,043,693
Dollar General Corp. .................. 3,038,868 349,804,096
Dollar Tree, Inc.
(a) (b)
................... 2,498,533 302,197,566
Kroger Co. (The) ..................... 7,827,650 434,669,405
Sysco Corp. ........................ 6,598,479 551,500,875
Target Corp. ........................ 6,271,036 819,060,012
Walmart, Inc. ........................ 60,494,686 6,851,628,136
15,440,700,662
Containers & Packaging — 0.2%
Amcor plc .......................... 6,380,236 276,583,231
Avery Dennison Corp. .................. 1,054,829 171,251,488
Ball Corp. .......................... 3,674,260 229,273,824
International Paper Co. ................. 7,316,734 278,767,565
Packaging Corp. of America ............. 1,221,165 290,979,196
Smurfit WestRock plc .................. 7,232,203 334,561,711
1,581,417,015
Distributors — 0.0%
Genuine Parts Co. .................... 1,899,082 224,053,694
Diversified Telecommunication Services — 0.6%
AT&T, Inc. .......................... 95,879,837 1,984,712,626
Comcast Corp. , Class A ................ 49,162,691 1,206,944,064
Verizon Communications, Inc. ............ 57,618,066 2,439,548,914
5,631,205,604
Electric Utilities — 1.4%
Alliant Energy Corp. ................... 3,561,915 271,738,495
American Electric Power Co., Inc. .......... 7,507,683 1,027,126,111
Constellation Energy Corp. .............. 4,411,484 1,095,680,281
Duke Energy Corp. ................... 10,757,371 1,361,668,021
Edison International ................... 5,310,212 395,345,284
Security
Shares
Shares Value
Electric Utilities (continued)
Entergy Corp. ....................... 6,318,130 $ 725,700,412
Evergy, Inc. ......................... 3,180,846 274,920,520
Eversource Energy ................... 5,195,268 375,462,018
Exelon Corp. ........................ 14,119,514 658,251,743
FirstEnergy Corp. .................... 7,184,117 341,532,922
NextEra Energy, Inc. .................. 28,775,268 2,525,605,272
NRG Energy, Inc. ..................... 2,911,889 425,310,507
PG&E Corp. ........................ 30,388,225 511,129,945
Pinnacle West Capital Corp. ............. 1,671,627 178,864,089
PPL Corp. ......................... 10,381,175 377,355,711
Southern Co. (The) ................... 15,555,172 1,488,785,512
Xcel Energy, Inc. ..................... 8,614,442 691,739,693
12,726,216,536
Electrical Equipment — 1.3%
AMETEK, Inc.
(b)
...................... 3,162,433 765,119,040
Eaton Corp. plc ...................... 5,358,538 2,283,380,213
Emerson Electric Co. .................. 7,729,388 1,106,461,892
GE Vernova, Inc. ..................... 3,707,768 4,356,108,312
Generac Holdings, Inc.
(a) (b)
............... 812,664 237,956,146
Hubbell, Inc. , Class B .................. 729,565 381,708,408
Rockwell Automation, Inc. ............... 1,535,913 760,399,808
Vertiv Holdings Co. , Class A ............. 5,299,911 1,774,516,201
11,665,650,020
Electronic Equipment, Instruments & Components — 1.2%
Amphenol Corp. , Class A ............... 16,975,774 2,993,168,472
CDW Corp. ......................... 1,762,489 247,876,453
Coherent Corp.
(a) (b)
.................... 2,700,005 1,065,070,972
Corning, Inc. ........................ 10,806,716 2,760,359,468
Flex Ltd.
(a)
.......................... 5,073,906 822,327,945
Jabil, Inc. .......................... 1,455,369 561,015,642
Keysight Technologies, Inc.
(a) (b)
............ 2,366,983 828,609,739
TE Connectivity plc ................... 4,028,317 812,148,990
Teledyne Technologies, Inc.
(a) (b)
........... 639,390 426,409,191
Zebra Technologies Corp. , Class A
(a) (b)
....... 657,725 173,152,684
10,690,139,556
Energy Equipment & Services — 0.2%
Baker Hughes Co. , Class A .............. 13,687,405 759,650,978
Halliburton Co. ...................... 11,528,174 391,381,507
SLB Ltd. ........................... 20,630,155 959,095,906
2,110,128,391
Entertainment — 1.0%
Electronic Arts, Inc. ................... 3,108,028 637,270,061
Live Nation Entertainment, Inc.
(a) (b)
......... 2,183,633 399,845,039
Netflix, Inc.
(a) (b)
....................... 58,105,068 4,148,701,855
Take-Two Interactive Software, Inc.
(a)
........ 2,401,652 600,364,967
TKO Group Holdings, Inc. , Class A ......... 869,520 175,043,071
Walt Disney Co. (The) ................. 23,961,455 2,306,290,044
Warner Bros Discovery, Inc.
(a)
............ 34,199,791 911,766,428
9,179,281,465
Financial Services — 3.3%
Apollo Global Management, Inc. ........... 6,364,138 752,941,167
Berkshire Hathaway, Inc. , Class B
(a)
........ 25,298,419 12,659,075,883
Block, Inc. , Class A
(a) (b)
................. 7,384,987 561,259,012
Corpay, Inc.
(a) (b)
...................... 901,936 300,588,211
Fidelity National Information Services, Inc. .... 7,131,747 277,282,323
Fiserv, Inc.
(a) (b)
....................... 7,358,384 360,928,735
Global Payments, Inc. ................. 3,208,207 232,787,500
Jack Henry & Associates, Inc. ............ 980,005 134,985,889
Mastercard, Inc. , Class A ................ 11,133,970 5,718,406,992
PayPal Holdings, Inc. .................. 12,172,470 525,607,255

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Core S&P 500 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Financial Services (continued)
Visa, Inc. , Class A .................... 22,902,589 $ 7,857,649,260
29,381,512,227
Food Products — 0.4%
Archer-Daniels-Midland Co. .............. 6,655,323 508,466,677
Bunge Global SA ..................... 1,873,848 199,995,797
General Mills, Inc. .................... 7,363,926 256,264,625
Hershey Co. (The) .................... 2,045,187 358,828,059
Hormel Foods Corp. ................... 4,039,322 100,255,972
J M Smucker Co. (The) ................. 1,471,641 165,559,613
Kraft Heinz Co. (The) .................. 11,780,602 278,257,819
McCormick & Co., Inc. (Non-Voting) , NVS .... 3,511,570 177,053,359
Mondelez International, Inc. , Class A ........ 17,712,788 1,024,507,658
Tyson Foods, Inc. , Class A .............. 3,892,971 222,872,590
3,292,062,169
Gas Utilities — 0.1%
Atmos Energy Corp. ................... 2,303,281 396,786,218
Ground Transportation — 0.8%
CSX Corp. ......................... 25,640,216 1,218,679,467
Fedex Freight Holding Co., Inc.
(a) (b)
......... 1,497,476 226,118,876
JB Hunt Transport Services, Inc. .......... 1,027,541 297,401,192
Norfolk Southern Corp. ................. 3,099,792 975,163,565
Old Dominion Freight Line, Inc. ........... 2,524,832 546,878,611
Uber Technologies, Inc.
(a)
............... 28,088,759 2,026,884,849
Union Pacific Corp. ................... 8,192,452 2,228,346,944
7,519,473,504
Health Care Equipment & Supplies — 1.4%
Abbott Laboratories ................... 24,042,692 2,181,633,872
Align Technology, Inc.
(a) (b)
................ 919,476 155,078,822
Baxter International, Inc.
(b)
............... 7,125,859 151,923,314
Becton Dickinson & Co. ................ 3,801,927 575,345,613
Boston Scientific Corp.
(a)
................ 20,510,145 875,372,989
Cooper Cos., Inc. (The)
(a) (b)
.............. 2,691,780 193,027,544
Dexcom, Inc.
(a)
...................... 5,330,678 359,021,163
Edwards Lifesciences Corp.
(a) (b)
........... 7,945,854 718,781,953
GE HealthCare Technologies, Inc. ......... 6,276,437 401,754,732
IDEXX Laboratories, Inc.
(a)
............... 1,088,709 573,139,966
Insulet Corp.
(a)
....................... 955,414 145,461,782
Intuitive Surgical, Inc.
(a)
................. 4,887,262 1,943,566,352
Medtronic plc ....................... 17,715,838 1,385,910,007
ResMed, Inc. ....................... 2,001,171 389,988,204
Solventum Corp.
(a) (b)
................... 2,031,803 156,753,601
STERIS plc ......................... 1,353,319 284,968,382
Stryker Corp. ....................... 4,763,029 1,499,592,050
Zimmer Biomet Holdings, Inc.
(b)
........... 2,668,928 229,768,012
12,221,088,358
Health Care Providers & Services — 1.7%
Cardinal Health, Inc. ................... 3,231,599 767,698,658
Cencora, Inc. ....................... 2,684,603 759,688,957
Centene Corp.
(a)
..................... 6,470,740 415,356,801
Cigna Group (The) .................... 3,649,278 1,006,032,959
CVS Health Corp. .................... 17,606,909 1,821,434,736
DaVita, Inc.
(a) (b)
...................... 443,427 98,653,639
Elevance Health, Inc. .................. 2,996,279 1,158,750,978
HCA Healthcare, Inc. .................. 2,142,435 835,313,982
Henry Schein, Inc.
(a) (b)
.................. 1,335,742 111,561,172
Humana, Inc. ....................... 1,657,026 658,203,868
Labcorp Holdings, Inc. ................. 1,131,986 316,956,080
McKesson Corp. ..................... 1,658,869 1,253,441,416
Quest Diagnostics, Inc. ................. 1,523,909 322,992,512
UnitedHealth Group, Inc. ................ 12,531,589 5,208,504,336
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Universal Health Services, Inc. , Class B ..... 735,353 $ 109,339,638
14,843,929,732
Health Care REITs — 0.4%
Alexandria Real Estate Equities, Inc. ........ 2,157,186 114,007,280
Healthpeak Properties, Inc. .............. 9,513,626 203,591,596
Ventas, Inc. ........................ 6,709,196 595,776,605
Welltower, Inc. ....................... 9,740,397 2,210,777,907
3,124,153,388
Health Care Technology — 0.0%
Veeva Systems, Inc. , Class A
(a)
........... 2,071,428 367,616,327
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc. .............. 8,788,727 208,380,717
Hotels, Restaurants & Leisure — 1.6%
Airbnb, Inc. , Class A
(a)
.................. 5,767,085 825,269,863
Booking Holdings, Inc. ................. 10,691,904 1,905,724,969
Carnival Corp. Ltd. .................... 17,751,932 507,172,697
Chipotle Mexican Grill, Inc. , Class A
(a)
....... 17,700,900 601,830,600
Darden Restaurants, Inc. ............... 1,581,059 325,713,965
Domino's Pizza, Inc. ................... 422,561 125,094,958
DoorDash, Inc. , Class A
(a) (b)
.............. 5,221,972 963,610,493
Expedia Group, Inc.
(b)
.................. 1,580,592 404,441,881
Hilton Worldwide Holdings, Inc. ........... 3,140,840 1,037,921,986
Las Vegas Sands Corp. ................ 4,114,003 190,025,799
Marriott International, Inc. , Class A ......... 3,019,752 1,119,089,894
McDonald's Corp. .................... 9,804,228 2,650,180,871
MGM Resorts International
(a) (b)
............ 2,656,236 126,994,643
Norwegian Cruise Line Holdings Ltd.
(a) (b)
..... 6,300,299 132,999,312
Royal Caribbean Cruises Ltd. ............ 3,441,774 1,092,866,498
Starbucks Corp. ...................... 15,725,972 1,607,037,079
Wynn Resorts Ltd. .................... 1,157,598 112,391,190
Yum! Brands, Inc. .................... 3,802,978 607,944,063
14,336,310,761
Household Durables — 0.2%
DR Horton, Inc. ...................... 3,638,763 592,681,717
Garmin Ltd. ......................... 2,263,625 537,701,482
Lennar Corp. , Class A .................. 2,969,975 268,753,038
NVR, Inc.
(a)
......................... 37,852 257,900,817
PulteGroup, Inc. ..................... 2,628,893 360,710,409
2,017,747,463
Household Products — 0.8%
Church & Dwight Co., Inc. ............... 3,269,957 316,793,434
Clorox Co. (The) ..................... 1,675,122 159,873,644
Colgate-Palmolive Co. ................. 11,041,574 1,012,291,504
Kimberly-Clark Corp.
(b)
................. 4,580,492 502,800,607
Procter & Gamble Co. (The) ............. 32,133,348 4,712,034,151
6,703,793,340
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) ..................... 9,862,260 144,580,731
Vistra Corp.
(b)
....................... 4,373,255 693,729,441
838,310,172
Industrial Conglomerates — 0.2%
3M Co. ............................ 7,196,825 1,165,237,936
Honeywell International, Inc.
(b)
............ 4,380,546 980,804,137
2,146,042,073
Industrial REITs — 0.2%
Prologis, Inc. ........................ 12,865,351 1,742,869,100

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Core S&P 500 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance — 1.6%
Aflac, Inc. .......................... 6,320,720 $ 741,104,420
Allstate Corp. (The) ................... 3,552,655 845,318,731
American International Group, Inc. ......... 7,316,003 545,261,704
Aon plc , Class A ..................... 2,946,928 977,466,548
Arch Capital Group Ltd.
(a)
............... 4,801,357 466,019,710
Arthur J Gallagher & Co. ................ 3,544,482 813,706,733
Assurant, Inc. ....................... 621,863 166,988,871
Brown & Brown, Inc. ................... 4,021,706 257,992,440
Chubb Ltd. ......................... 4,977,875 1,696,161,127
Cincinnati Financial Corp. ............... 2,134,635 395,206,324
Erie Indemnity Co. , Class A, NVS .......... 351,707 84,321,753
Everest Group Ltd. .................... 546,048 195,064,727
Globe Life, Inc. ...................... 1,071,231 191,407,555
Hartford Insurance Group, Inc. (The) ........ 3,782,229 501,220,987
Loews Corp. ........................ 2,328,191 263,574,503
Marsh & McLennan Cos., Inc. ............ 6,648,181 1,108,052,327
MetLife, Inc. ........................ 7,457,905 631,013,342
Principal Financial Group, Inc. ............ 2,712,100 292,310,138
Progressive Corp. (The) ................ 8,063,695 1,761,514,173
Prudential Financial, Inc. ................ 4,788,651 516,839,102
Travelers Cos., Inc. (The) ............... 2,934,832 968,846,740
Willis Towers Watson plc ................ 1,303,423 340,675,670
WR Berkley Corp. .................... 4,058,318 286,233,169
14,046,300,794
Interactive Media & Services — 7.8%
Alphabet, Inc. , Class A ................. 80,911,866 28,915,473,552
Alphabet, Inc. , Class C, NVS
(b)
............ 65,218,874 23,043,784,751
Meta Platforms, Inc. , Class A
(b)
............ 30,303,796 17,069,825,249
69,029,083,552
IT Services — 0.7%
Accenture plc , Class A ................. 8,471,893 1,054,242,365
Akamai Technologies, Inc.
(a) (b)
............. 2,006,852 237,229,975
Cognizant Technology Solutions Corp. , Class A . 6,538,256 253,226,655
Gartner, Inc.
(a) (b)
...................... 923,983 119,766,677
GoDaddy, Inc. , Class A
(a) (b)
............... 1,827,164 155,089,680
International Business Machines Corp. ...... 12,968,946 3,646,997,305
VeriSign, Inc. ....................... 1,130,688 284,435,873
5,750,988,530
Leisure Products — 0.0%
Hasbro, Inc. ........................ 1,846,182 152,476,171
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc. ............... 3,899,227 517,934,322
Bio-Techne Corp. ..................... 2,167,411 153,127,587
Charles River Laboratories International, Inc.
(a) (b)
664,669 150,740,283
Danaher Corp. ...................... 8,691,956 1,655,643,779
IQVIA Holdings, Inc.
(a)
.................. 2,303,022 444,989,911
Mettler-Toledo International, Inc.
(a) (b)
........ 279,207 356,689,735
Revvity, Inc.
(b)
....................... 1,539,625 171,298,677
Thermo Fisher Scientific, Inc. ............. 5,127,955 2,570,951,519
Waters Corp.
(a) (b)
..................... 1,354,759 508,088,815
West Pharmaceutical Services, Inc.
(b)
....... 974,774 349,943,866
6,879,408,494
Machinery — 2.0%
Caterpillar, Inc. ...................... 6,356,060 6,768,568,294
Cummins, Inc. ....................... 1,903,806 1,357,813,477
Deere & Co. ........................ 3,466,264 2,198,755,243
Dover Corp. ........................ 1,857,790 416,665,141
Fortive Corp. ........................ 4,206,464 256,972,886
IDEX Corp. ......................... 1,021,296 231,783,127
Illinois Tool Works, Inc. ................. 3,612,402 977,046,369
Ingersoll Rand, Inc.
(b)
.................. 4,914,029 402,901,238
Nordson Corp. ....................... 732,910 221,111,618
Security
Shares
Shares Value
Machinery (continued)
Otis Worldwide Corp. .................. 5,294,810 $ 379,108,396
PACCAR, Inc. ....................... 7,262,304 872,347,957
Parker-Hannifin Corp. .................. 1,739,443 1,701,383,987
Pentair plc ......................... 2,230,079 170,957,856
Snap-on, Inc. ....................... 714,656 287,577,574
Stanley Black & Decker, Inc. ............. 2,146,183 201,998,744
Westinghouse Air Brake Technologies Corp. ... 2,341,886 631,372,466
Xylem, Inc. ......................... 3,279,678 387,690,736
17,464,055,109
Media — 0.1%
Charter Communications, Inc. , Class A
(a) (b)
.... 1,154,550 164,188,555
EchoStar Corp. , Class A
(a) (b)
.............. 1,880,213 190,841,619
Fox Corp. , Class A, NVS ................ 2,752,692 143,580,415
Fox Corp. , Class B .................... 1,918,911 89,881,791
News Corp. , Class A, NVS .............. 5,035,016 125,019,447
News Corp. , Class B
(b)
................. 1,662,507 46,649,947
Omnicom Group, Inc. .................. 3,933,250 286,458,598
Paramount Skydance Corp. , Class B, NVS
(b)
.. 4,319,001 42,585,350
Trade Desk, Inc. (The) , Class A
(a)
.......... 5,891,858 106,524,793
1,195,730,515
Metals & Mining — 0.4%
Freeport-McMoRan, Inc. ................ 19,837,339 1,247,570,250
Newmont Corp. ...................... 14,731,743 1,375,944,796
Nucor Corp. ........................ 3,142,047 699,890,969
Steel Dynamics, Inc. ................... 1,870,872 429,290,289
3,752,696,304
Multi-Utilities — 0.6%
Ameren Corp. ....................... 3,819,068 431,707,447
CenterPoint Energy, Inc. ................ 9,040,534 398,145,117
CMS Energy Corp. .................... 4,263,378 326,148,417
Consolidated Edison, Inc. ............... 5,085,016 562,555,320
Dominion Energy, Inc. .................. 12,135,254 828,716,496
DTE Energy Co. ..................... 2,870,676 437,404,902
NiSource, Inc. ....................... 6,616,192 314,599,930
Public Service Enterprise Group, Inc. ....... 6,876,778 558,119,303
Sempra ........................... 9,020,264 836,268,675
WEC Energy Group, Inc. ................ 4,494,198 524,787,500
5,218,453,107
Office REITs — 0.0%
BXP, Inc. .......................... 2,043,138 135,480,481
Oil, Gas & Consumable Fuels — 2.7%
APA Corp. ......................... 4,876,856 158,839,200
Chevron Corp. ....................... 25,832,728 4,282,032,993
ConocoPhillips ...................... 16,810,931 1,747,664,387
Devon Energy Corp. ................... 15,909,242 657,369,879
Diamondback Energy, Inc. ............... 2,678,697 470,861,359
EOG Resources, Inc. .................. 7,350,273 953,550,916
EQT Corp. ......................... 8,642,611 459,527,627
Expand Energy Corp. .................. 3,300,249 300,949,706
Exxon Mobil Corp. .................... 57,195,362 7,819,749,893
Kinder Morgan, Inc. ................... 27,016,138 863,705,932
Marathon Petroleum Corp. .............. 4,028,850 1,030,056,080
Occidental Petroleum Corp. .............. 10,019,104 486,627,881
ONEOK, Inc. ........................ 8,693,472 755,810,456
Phillips 66 .......................... 5,532,401 935,252,389
Targa Resources Corp. ................. 2,962,187 794,280,822
Texas Pacific Land Corp.
(b)
.............. 799,939 350,085,304
Valero Energy Corp. ................... 4,097,925 1,067,263,587
Williams Cos., Inc. (The) ................ 16,876,216 1,254,577,897
24,388,206,308

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Core S&P 500 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Passenger Airlines — 0.2%
Delta Air Lines, Inc. ................... 9,017,032 $ 844,535,217
Southwest Airlines Co. ................. 6,744,403 346,797,203
United Airlines Holdings, Inc.
(a) (b)
........... 4,479,692 609,193,315
1,800,525,735
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The) , Class A ...... 3,412,675 269,430,691
Kenvue, Inc. ........................ 26,494,008 506,300,493
775,731,184
Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co. ................ 28,178,402 1,623,639,523
Eli Lilly & Co. ....................... 10,916,068 13,093,059,441
Johnson & Johnson ................... 33,216,675 8,436,038,950
Merck & Co., Inc. ..................... 34,081,443 4,379,465,426
Pfizer, Inc. ......................... 78,613,349 1,893,009,444
Viatris, Inc. ......................... 16,069,698 255,186,804
Zoetis, Inc. , Class A ................... 5,785,343 415,734,748
30,096,134,336
Professional Services — 0.3%
Automatic Data Processing, Inc. ........... 5,515,403 1,235,174,502
Broadridge Financial Solutions, Inc. ........ 1,595,634 218,522,076
Equifax, Inc. ........................ 1,642,766 260,739,819
Jacobs Solutions, Inc. .................. 1,628,173 205,149,798
Leidos Holdings, Inc. .................. 1,735,536 178,708,142
Paychex, Inc. ....................... 4,449,012 437,471,350
Verisk Analytics, Inc. , Class A ............. 1,807,739 324,543,383
2,860,309,070
Real Estate Management & Development — 0.1%
(a)
CBRE Group, Inc. , Class A .............. 4,040,271 544,184,101
CoStar Group, Inc. .................... 5,634,361 159,565,104
703,749,205
Residential REITs — 0.2%
AvalonBay Communities, Inc. ............ 1,917,326 361,780,243
Camden Property Trust ................. 1,386,463 158,736,149
Equity Residential .................... 4,704,505 319,577,025
Essex Property Trust, Inc. ............... 886,261 258,424,845
Invitation Homes, Inc. .................. 7,541,831 227,838,714
Mid-America Apartment Communities, Inc. .... 1,606,481 223,204,470
UDR, Inc. .......................... 4,080,167 162,880,267
1,712,441,713
Retail REITs — 0.3%
Federal Realty Investment Trust ........... 1,087,398 134,228,409
Kimco Realty Corp. ................... 9,305,856 235,903,450
Realty Income Corp. ................... 12,867,363 797,261,811
Regency Centers Corp. ................ 2,281,420 181,920,431
Simon Property Group, Inc. .............. 4,474,046 1,000,620,388
2,349,934,489
Semiconductors & Semiconductor Equipment — 19.1%
Advanced Micro Devices, Inc.
(a)
........... 22,500,803 13,070,941,471
Analog Devices, Inc. ................... 6,737,005 2,675,736,276
Applied Materials, Inc. ................. 10,950,543 7,917,242,589
Broadcom, Inc. ...................... 65,333,181 24,679,609,123
First Solar, Inc.
(a)
..................... 1,482,088 349,713,485
Intel Corp.
(a)
........................ 65,191,968 9,102,754,492
KLA Corp.
(b)
........................ 18,024,841 5,438,274,778
Lam Research Corp. .................. 17,256,655 7,477,826,311
Marvell Technology, Inc. ................ 12,081,789 3,599,044,125
Microchip Technology, Inc. ............... 7,467,725 681,056,520
Micron Technology, Inc. ................. 15,562,756 17,963,933,623
Monolithic Power Systems, Inc. ........... 678,565 938,021,113
NVIDIA Corp. ....................... 334,217,794 66,873,638,401
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
NXP Semiconductors NV ............... 3,484,177 $ 979,158,262
ON Semiconductor Corp.
(a)
.............. 5,408,122 511,283,854
Qnity Electronics, Inc. .................. 2,889,102 471,819,248
QUALCOMM, Inc. .................... 14,544,554 2,687,688,134
Skyworks Solutions, Inc. ................ 2,082,406 141,187,127
Teradyne, Inc.
(b)
...................... 2,160,122 1,045,153,428
Texas Instruments, Inc. ................. 12,558,296 3,743,251,289
170,347,333,649
Software — 7.5%
Adobe, Inc.
(a)
........................ 5,577,599 1,143,519,347
AppLovin Corp. , Class A
(a)
............... 3,711,975 1,912,520,879
Autodesk, Inc.
(a) (b)
..................... 2,913,953 566,530,742
Cadence Design Systems, Inc.
(a)
.......... 3,805,509 1,428,283,638
Crowdstrike Holdings, Inc. , Class A
(a)
........ 3,512,402 2,680,454,462
Datadog, Inc. , Class A
(a) (b)
............... 4,564,622 1,188,444,984
Fair Isaac Corp.
(a) (b)
................... 319,333 381,532,682
Fortinet, Inc.
(a)
....................... 8,593,314 1,320,104,897
Gen Digital, Inc. ...................... 7,627,948 189,859,626
Intuit, Inc. .......................... 3,816,446 996,092,406
Microsoft Corp. ...................... 102,504,556 38,236,249,479
Oracle Corp. ........................ 23,414,473 3,431,391,018
Palantir Technologies, Inc. , Class A
(a)
....... 31,683,834 3,696,552,913
Palo Alto Networks, Inc.
(a) (b)
.............. 11,190,353 3,816,134,180
PTC, Inc.
(a) (b)
........................ 1,593,661 181,055,826
Roper Technologies, Inc. ................ 1,393,026 471,386,068
Salesforce, Inc. ...................... 11,288,961 1,768,528,630
ServiceNow, Inc.
(a)
.................... 14,230,286 1,412,782,794
Synopsys, Inc.
(a)
..................... 2,642,858 1,178,899,668
Trimble, Inc.
(a) (b)
...................... 3,217,400 164,666,532
Tyler Technologies, Inc.
(a) (b)
.............. 582,550 170,372,573
Workday, Inc. , Class A
(a) (b)
............... 2,810,427 344,052,474
66,679,415,818
Specialized REITs — 0.7%
American Tower Corp. ................. 6,429,093 1,051,606,742
Crown Castle, Inc. .................... 6,022,999 456,121,714
Digital Realty Trust, Inc. ................ 4,558,077 818,539,468
Equinix, Inc. ........................ 1,360,444 1,418,113,221
Extra Space Storage, Inc. ............... 2,915,458 423,616,047
Iron Mountain, Inc. .................... 4,105,608 518,579,347
Public Storage ....................... 2,180,344 694,025,299
SBA Communications Corp. , Class A ........ 1,464,048 258,345,910
VICI Properties, Inc. , Class A ............. 15,079,717 400,366,486
Weyerhaeuser Co. .................... 9,949,451 238,189,857
6,277,504,091
Specialty Retail — 1.5%
AutoZone, Inc.
(a) (b)
.................... 227,961 728,549,678
Best Buy Co., Inc. .................... 2,698,449 204,758,310
Carvana Co. , Class A
(a) (b)
................ 9,883,504 650,532,233
Home Depot, Inc. (The) ................ 13,744,175 4,847,295,639
Lowe's Cos., Inc. ..................... 7,728,908 1,704,146,925
O'Reilly Automotive, Inc.
(a)
............... 11,435,793 1,053,122,177
Ross Stores, Inc. ..................... 4,444,938 946,105,053
TJX Cos., Inc. (The) ................... 15,259,365 2,311,793,798
Tractor Supply Co. .................... 7,237,064 228,763,593
Ulta Beauty, Inc.
(a) (b)
................... 600,630 270,872,118
Williams-Sonoma, Inc. ................. 1,624,106 378,579,109
13,324,518,633
Technology Hardware, Storage & Peripherals — 8.2%
Apple, Inc. ......................... 202,669,342 58,644,400,801
Dell Technologies, Inc. , Class C ........... 3,991,546 1,722,192,437
Hewlett Packard Enterprise Co. ........... 18,308,798 825,909,878
HP, Inc. ........................... 12,620,375 276,891,028

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Core S&P 500 ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals (continued)
NetApp, Inc. ........................ 2,723,363 $ 421,467,658
Sandisk Corp.
(a)
...................... 2,043,370 4,646,071,670
Seagate Technology Holdings plc .......... 3,093,644 2,985,366,460
Super Micro Computer, Inc.
(a) (b)
............ 7,765,510 227,762,408
Western Digital Corp.
(b)
................. 4,755,744 3,037,588,808
72,787,651,148
Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corp.
(a) (b)
............... 1,965,568 195,161,247
Lululemon Athletica, Inc.
(a) (b)
.............. 1,445,160 165,008,369
NIKE, Inc. , Class B ................... 16,551,474 679,438,007
Ralph Lauren Corp. , Class A ............. 532,736 213,845,558
Tapestry, Inc. ........................ 2,787,380 408,016,684
1,661,469,865
Tobacco — 0.6%
Altria Group, Inc. ..................... 23,043,192 1,657,957,664
Philip Morris International, Inc. ............ 21,506,526 3,890,745,619
5,548,703,283
Trading Companies & Distributors — 0.3%
Fastenal Co. ........................ 15,841,205 760,853,076
United Rentals, Inc. ................... 863,876 978,676,482
WW Grainger, Inc. .................... 599,020 814,906,808
2,554,436,366
Water Utilities — 0.0%
American Water Works Co., Inc. ........... 2,695,359 354,655,337
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc. ..................... 6,420,611 1,076,929,083
Total Common Stocks — 99 .8%
(Cost: $ 807,620,110,004 ) ........................... 889,441,526,798
Security
Shares
Shares Value
Rights
Health Care Equipment & Supplies — 0.0%
Hologic, Inc., CVR
(a)
.................. 2,843,388 $ 28,434
Total Rights — 0.0%
(Cost: $ 28,434 ) ................................. 28,434
Total Long-Term Investments — 99.8%
(Cost: $ 807,620,138,438 ) ........................... 889,441,555,232
Short-Term Securities
Money Market Funds — 0.3%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(e)
................... 1,574,737,878 1,575,210,298
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.62% .................... 1,025,979,284 1,025,979,284
Total Short-Term Securities — 0 .3%
(Cost: $ 2,600,498,394 ) ............................ 2,601,189,582
Total Investments — 100 .1%
(Cost: $ 810,220,636,832 ) ........................... 892,042,744,814
Liabilities in Excess of Other Assets — (0.1) % ............. (1,099,059,203)
Net Assets — 100.0% ...............................
$ 890,943,685,611
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/26
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
Shares
Held at
06/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 1,006,666,661 $ 568,485,683
(a)
$ — $ 30,801 $ 27,153 $ 1,575,210,298 1,574,737,878 $ 761,417
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 1,118,873,661 — (92,894,377)
(a)
— — 1,025,979,284 1,025,979,284 10,194,661 —
BlackRock, Inc. .......... 1,783,557,553 383,848,251 (238,330,400) 27,495,802 (40,915,796) 1,915,655,410 1,992,237 10,851,182 —
$ 27,526,603 $ (40,888,643) $ 4,516,844,992 $ 21,807,260 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Core S&P 500 ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 3,909 09/18/26 $ 1,475,305 $ 13,853,480
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 889,441,526,798 $ — $ — $ 889,441,526,798
Rights ................................................ — 28,434 — 28,434
Short-Term Securities
Money Market Funds ...................................... 2,601,189,582 — — 2,601,189,582
$ 892,042,716,380 $ 28,434 $ — $ 892,042,744,814
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 13,853,480 $ — $ — $ 13,853,480
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
CVR Contingent Value Rights
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
NVS Non-Voting Shares
REIT Real Estate Investment Trust